Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Money market accounts	$ 906	$ 249
Other receivables	263	245
Foreign exchange contracts	58	346
Financial assets at fair value through earnings	1,227	840
Financial assets at fair value through other comprehensive income	98	61
Derivative financial asset held for hedging	65	42
Total assets	1,390	943
Liabilities
Forward exchange contracts	(32)	(37)
Contingent consideration	(22)	(23)
Financial liabilities at fair value through earnings	(54)	(60)
Total liabilities	(54)	(60)
Level 1 [member]
Assets
Money market accounts	0	0
Other receivables	0	0
Foreign exchange contracts	0	0
Financial assets at fair value through earnings	0	0
Financial assets at fair value through other comprehensive income	33	19
Derivative financial asset held for hedging	0	0
Total assets	33	19
Liabilities
Forward exchange contracts	0	0
Contingent consideration	0	0
Financial liabilities at fair value through earnings	0	0
Total liabilities	0	0
Level 2 [member]
Assets
Money market accounts	906	249
Other receivables	0	0
Foreign exchange contracts	58	346
Financial assets at fair value through earnings	964	595
Financial assets at fair value through other comprehensive income	0	0
Derivative financial asset held for hedging	65	42
Total assets	1,029	637
Liabilities
Forward exchange contracts	(32)	(37)
Contingent consideration	0	0
Financial liabilities at fair value through earnings	(32)	(37)
Total liabilities	(32)	(37)
Level 3 [member]
Assets
Money market accounts	0	0
Other receivables	263	245
Foreign exchange contracts	0	0
Financial assets at fair value through earnings	263	245
Financial assets at fair value through other comprehensive income	65	42
Derivative financial asset held for hedging	0	0
Total assets	328	287
Liabilities
Forward exchange contracts	0	0
Contingent consideration	(22)	(23)
Financial liabilities at fair value through earnings	(22)	(23)
Total liabilities	$ (22)	$ (23)